CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,205,776)	$ (7,367,461)
Items not affecting cash:
Depreciation	34,835	55,540
Stock-based compensation	0	1,052,637
Loss from equity investee	49,564	93,246
Interest expense	130,385	128,809
Deferred income tax recovery	(443,240)	(809,253)
Gain on sale of mineral property interests	(28,096)	0
Impairment of mineral property interests	0	437,732
Other items not affecting cash	(191,352)	(736,099)
Changes in assets and liabilities:
Receivables	107,564	(3,576)
Prepaid expenses	332,866	378,568
Other assets	13,982	7,711
Accounts payable and accrued liabilities	(440,230)	486,729
Deposit on metal credit delivering obligation	0	40,000,000
Net cash provided by (used in) operating activities	(4,639,498)	33,724,583
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	0	9,722,897
Share issue costs	0	(86,636)
Net cash provided by financing activities	0	9,636,261
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(100,000)	(50,000)
Reclamation deposits	52,152	115,180
Acquisition of equipment	(6,292)	(2,453)
Proceeds from sale of royalty interest	0	5,000,000
Proceeds from sale of mineral property interests	28,096	0
Net cash provided by (used in) investing activities	(26,044)	5,062,727
Effect of foreign currency translation on cash and cash equivalents	(23,775)	(627,139)
Change in cash and cash equivalents during the period	(4,689,317)	47,796,432
Cash and cash equivalents, beginning of period	46,701,216	4,255,508
Cash and cash equivalents, end of period	42,011,899	52,051,940
Cash paid for interest during the period	0	0
Cash paid for income taxes during the period	$ (135,583)	$ 0